Note 12 - Lease (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Expense	$ 878	$ 816	$ 548
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term (Year)	3 years
CHINA
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year 131 days